COMMITMENTS AND CONTINGENCIES, Financial Advisory Services Agreement (Details) - CIK 0001846136 Riverview Acquisition Corp - USD ($)	Jun. 30, 2022	Jun. 01, 2022	Dec. 31, 2021
Financial Advisory Services Agreement [Abstract]
Deferred underwriting fee payable	$ 8,750,000	$ 3,750,000	$ 8,750,000
Maximum
Financial Advisory Services Agreement [Abstract]
Deferred underwriting fee payable		$ 6,000,000